CONSOLIDATED STATEMENT OF CASH FLOWS - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Statement of cash flows [abstract]
Cash and cash equivalents at beginning of the year	€ 897,946	€ 793,664	€ 647,706
Cash flows from operating activities:
Profit before taxes	667,035	875,364	802,944
Amortization and depreciation	426,637	351,946	288,748
Provision accruals	25,805	14,253	15,573
Result from investments	(4,647)	(3,522)	(2,665)
Net finance costs	49,092	42,082	23,563
Other non-cash expenses, net	38,949	38,563	33,012
Net gains on disposal of property, plant and equipment and intangible assets	124	424	(283)
Change in inventories	(67,797)	(40,627)	(4,638)
Change in trade receivables	44,477	(22,377)	26,890
Change in trade payables	8,594	53,940	40,317
Change in receivables from financing activities	(69,376)	(76,694)	(107,353)
Change in other operating assets and liabilities	(137,313)	145,547	(83,013)
Finance income received	2,109	3,274	2,657
Finance costs paid	(54,427)	(42,600)	(13,966)
Income tax paid	(91,051)	(33,480)	(87,745)
Total	838,211	1,306,093	934,041
Cash flows used in investing activities:
Investments in property, plant and equipment	(357,018)	(352,154)	(300,794)
Investments in intangible assets	(351,978)	(353,458)	(337,542)
Proceeds from the sale of property, plant and equipment and intangible assets	969	4,539	1,392
Total	(708,027)	(701,073)	(636,944)
Cash flows used in financing activities:
Proceeds from the issuance of bonds and notes	640,073	298,316	0
Repayment of bonds and notes	0	(315,395)	0
Proceeds from securitizations, net of repayments	44,126	92,173	94,709
Net change in bank borrowings	(1,740)	(3,516)	(3,584)
Net change in lease liabilities	(20,035)	(3,896)
Net change in other debt	18,081	12,322	(7,988)
Dividends paid to owners of the parent	(208,100)	(192,664)	(133,095)
Dividends paid to non-controlling interest	(2,929)	(2,120)	(2,040)
Share repurchases	(129,793)	(386,749)	(100,093)
Total	339,683	(501,529)	(152,091)
Translation exchange differences	(5,407)	791	952
Total change in cash and cash equivalents	464,460	104,282	145,958
Cash and cash equivalents at end of the year	€ 1,362,406	€ 897,946	€ 793,664